DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 638	$ 648	$ 376
Total direct hospitality expense	1,885	2,090	1,141
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	510	576	230
Cost of food, beverage, and retail goods sold	341	344	245
Depreciation and amortization	364	390	258
Maintenance and utilities	145	161	105
Marketing and advertising	79	89	26
Other	$ 446	$ 530	$ 277